Income taxes - Current and deferred component of income tax expense (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income taxes
Current tax expense	¥ 432,950,473	$ 59,313,972	¥ 278,695,689	¥ 193,768,237
Deferred tax expense (benefit)	(27,248,759)	(3,733,065)	(17,565,186)	202,305,809
Total income tax expense	¥ 405,701,714	$ 55,580,907	¥ 261,130,503	¥ 396,074,046